UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08490

Excelsior Funds Trust

(Exact name of registrant as specified in charter)

114 West 47th Street New York, NY	10036
(Address of principal executive offices)	(Zip code)

BISYS Fund Services, 3435 Stelzer Rd, Columbus, Oh 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-446-1012

Date of fiscal year end: March 31, 2005

Date of reporting period: December 31, 2004

Item 1.	Schedule of Investments.

<<Insert schedule of investments here>>

Excelsior Funds Trust

Income Fund

Schedule of Portfolio Investments
(Unaudited)	December 31, 2004

Shares	Security Description	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (1.31%):
1,431,893	Countrywide Alternative Loan Trust, 2004-22CB 1A1, 6.00%, 10/25/34	$1,469,480

Total COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,466,978)		1,469,480

COMMERCIAL MORTGAGE-BACKED SECURITIES (17.79%):
589,958	Asset Securitization Corp., 1997-D4 A4 (a), 7.72%, 04/14/29	675,368
1,780,000	CS First Boston Mortgage Securities Corp., 2001-CK3 A2, 6.04%, 06/15/34	1,828,705
1,712,524	DLJ Commercial Mortgage Corp., 2000-CF1 A1A, 7.45%, 06/10/33	1,770,029
1,868,220	DLJ Mortgage Acceptance Corp., 1996-CF2 A3 (b), 7.38%, 11/12/21	1,932,200
1,781,000	GMAC Commercial Mortgage Securities, 1999-C1 (a), 6.87%, 05/15/33	1,960,229
173,845	Morgan Stanley Dean Witter Capital I, 2003-TOP9 A2, 4.74%, 11/13/36	175,252
621,376	Mortgage Capital Funding, Inc., 1998-MC1 C, 6.95%, 03/18/30	674,035
1,537,673	Nomura Asset Securities Corp., 1995-MD3 A1B, 8.15%, 04/04/27	1,551,536
425,887	Nomura Asset Securities Corp., 1998-D6 A4 (a), 7.62%, 03/15/30	500,810
2,232,811	Salomon Brothers Mortgage Securities VII, 2001-C2 A2, 6.17%, 02/13/10	2,387,031
964,217	Wachovia Bank Commercial Mortgage Trust, 2002-C1 A4, 6.29%, 04/15/34	1,060,732
5,500,000	Wells Fargo Mortgage Backed Securities Trust, 2004-EE 3A1, 3.99%, 01/25/35	5,469,278

Total COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $20,209,616)		19,985,205

CORPORATE BONDS (28.32%):
516,650	Bank One Corp., 7.88%, 08/01/10	602,543
1,305,721	Bear Stearns Adjustable Rate Mortgage Trust (a), 4.71%, 01/25/35	1,319,594
1,484,490	British Telecommunications plc, 8.88%, 12/15/30	1,987,763
600,000	Caterpillar Financial Service Corp. MTN, 3.00%, 02/15/07	593,401
965,000	CIT Group, Inc., 5.88%, 10/15/08	1,024,984
1,170,000	Citigroup, Inc., 6.63%, 06/15/32	1,310,411
1,688,159	Countrywide Home Loans, Inc. MTN, 4.25%, 12/19/07	1,707,028
1,100,000	Credit Suisse First Boston (USA), Inc., 3.88%, 01/15/09	1,093,569
1,743,814	DaimlerChrysler NA Holding Corp., 6.40%, 05/15/06	1,814,078

308,593	Deutsche Telekom International Finance, Multi-Coupon Bond, 8.50%, 06/15/10	367,649
750,000	Ford Motor Co., 7.45%, 07/16/31	754,688
825,000	Ford Motor Credit Co., 6.88%, 02/01/06	849,915
844,792	General Electric Capital Corp. MTN, 6.00%, 06/15/12	920,855
1,221,000	Goldman Sachs Group, Inc., 6.13%, 02/15/33	1,268,461
1,209,078	Household Finance Corp., 8.00%, 07/15/10	1,423,009
380,000	International Lease Finance Corp., 4.50%, 05/01/08	384,853
1,388,346	JP Morgan Chase & Co., 5.75%, 01/02/13	1,471,189
1,100,000	Lehman Brothers Holdings, Inc. (a), 2.20%, 04/20/07	1,100,657
1,760,000	MBIA Global Funding, llc (b), 2.88%, 11/30/06	1,739,705
1,500,000	Merrill Lynch & Co. MTN, 5.00%, 02/03/14	1,505,372
1,200,000	Metlife, Inc., 5.00%, 11/24/13	1,205,237
1,200,000	Morgan Stanley, 4.75%, 04/01/14	1,169,290
1,175,000	Nisource Finance Corp., 7.88%, 11/15/10	1,381,305
1,900,000	Pepsi Bottling Group, llc, 2.45%, 10/16/06	1,870,955
4,851,000	Resolution Funding Corp. Principal Only STRIPS, 0.00%, 07/15/20	2,187,426
683,641	Weyerhaeuser Co., 6.88%, 12/15/33	765,334

Total CORPORATE BONDS (Cost $30,925,829)		31,819,271

TAX-EXEMPT SECURITIES (2.19%):
530,000	California State Economic Recovery, General Obligation Bonds, Series A, (FGIC), 5.25%, 07/01/14	601,550
1,640,000	Michigan State Trunk Line, Revenue Bonds, Series A, 5.25%, 11/01/14	1,857,300

Total TAX-EXEMPT SECURITIES (Cost $2,435,324)		2,458,850

FOREIGN GOVERNMENT OBLIGATION (0.85%):
300,000	United Mexican States, 10.38%, 02/17/09	366,750
545,000	United Mexican States, 6.63%, 03/03/15	585,330

Total FOREIGN GOVERNMENT OBLIGATION (Cost $896,833)		952,080

U.S. GOVERNMENT & AGENCY OBLIGATIONS (43.45%):
Fannie Mae (5.64%):
5,000,000	Discount Note, 1.97%, 01/05/05	4,999,390
3,000,000	Discount Note, 5.61%, 10/09/19	1,334,640

		6,334,030

Federal Home Loan Mortgage Corporation (6.84%):
3,400,298	Pool # E96460, 5.00%, 05/01/18	3,455,864
918,633	Pool # M80779, 5.00%, 11/01/09	935,459
3,272,394	Pool # M80812, 4.50%, 04/01/10	3,296,500

		7,687,823

Federal National Mortgage Association (16.67%):
19,670	Pool # 190319, 6.50%, 02/01/32	20,649
399,207	Pool # 251502, 6.50%, 02/01/13	423,706
17,380	Pool # 252212, 6.50%, 01/01/29	18,265
172,599	Pool # 252806, 7.50%, 10/01/29	184,999

14,688	Pool # 254406, 6.50%, 08/01/32	15,417
274,036	Pool # 443194, 5.50%, 10/01/28	279,346
7,946	Pool # 450846, 5.50%, 12/01/28	8,100
491,787	Pool # 452035, 5.50%, 11/01/28	501,318
3,327	Pool # 454758, 5.50%, 12/01/28	3,392
9,264	Pool # 485994, 5.50%, 01/01/29	9,444
8,753	Pool # 502922, 6.50%, 07/01/29	9,194
1,922	Pool # 509676, 6.50%, 08/01/29	2,019
9,584	Pool # 535506, 6.50%, 08/01/30	10,068
6,943	Pool # 535911, 6.50%, 05/01/31	7,291
27,231	Pool # 535923, 6.50%, 05/01/31	28,587
11,927	Pool # 535933, 6.50%, 05/01/31	12,520
6,905	Pool # 545264, 6.50%, 09/01/31	7,248
32,303	Pool # 545759, 6.50%, 07/01/32	33,906
2,114	Pool # 547757, 6.50%, 11/01/30	2,220
2,914	Pool # 556702, 6.50%, 11/01/30	3,060
29,458	Pool # 559894, 6.50%, 04/01/31	30,925
764,998	Pool # 561435, 5.50%, 11/01/29	779,823
5,985	Pool # 562567, 6.50%, 02/01/31	6,283
319,713	Pool # 578543, 5.50%, 04/01/31	325,244
4,492	Pool # 583053, 6.50%, 05/01/31	4,715
116,740	Pool # 627259, 5.50%, 02/01/32	118,694
1,487,175	Pool # 632551, 5.50%, 02/01/32	1,512,065
666,859	Pool # 632576, 5.50%, 02/01/32	678,398
646,252	Pool # 645136, 6.50%, 06/01/32	678,319
948,816	Pool # 650173, 5.00%, 11/01/32	944,104
11,108	Pool # 662505, 6.50%, 10/01/32	11,659
3,997,751	Pool # 675859, 6.00%, 01/01/33	4,139,297
293,373	Pool # 689251, 5.00%, 02/01/33	291,652
355,260	Pool # 689256, 5.00%, 02/01/33	353,176
2,290,021	Pool # 704440, 5.00%, 05/01/18	2,328,864
102,596	Pool # 710585, 5.50%, 05/01/33	104,246
2,278,837	Pool # 777206, 4.00%, 05/01/19	2,226,013
2,331,572	Pool # 786423 ARM (a), 4.63%, 07/01/34	2,360,059
22,160	Pool # C74339, 5.00%, 12/01/32	22,074
200,413	Pool # C74469, 5.00%, 12/01/32	199,630
40,057	Pool # C74676, 5.00%, 12/01/32	39,901

		18,735,890

Freddie Mac (3.18%):
3,115,799	MTN, 6.25%, 07/15/32	3,574,395

Government National Mortgage Association (9.40%):
282,923	Pool # 15453, 8.50%, 11/15/17	311,292
82,050	Pool # 434772, 9.00%, 06/15/30	90,665
145,237	Pool # 471660, 7.50%, 03/15/28	156,063
222,626	Pool # 472028, 6.50%, 05/15/28	234,797
180,511	Pool # 475847, 6.50%, 06/15/28	190,381
4,809	Pool # 479087, 8.00%, 01/15/30	5,218
51,585	Pool # 479088, 8.00%, 01/15/30	55,971
214,689	Pool # 503711, 7.00%, 05/15/29	228,368
88,253	Pool # 525556, 8.00%, 01/15/30	95,813
31,541	Pool # 525945, 9.00%, 07/15/30	34,852
748,667	Pool # 575441, 6.50%, 12/15/31	788,790
1,639,051	Pool # 598127, 5.50%, 03/15/18	1,709,466
2,224,277	Pool # 607668, 5.50%, 02/15/18	2,319,832
1,151,086	Pool # 615639, 4.50%, 09/15/33	1,124,305
875,975	Pool # 780548, 8.50%, 12/15/17	963,807
676,036	Pool # 780865, 9.50%, 11/15/17	760,555
325,639	Pool # 781036, 8.00%, 10/15/17	354,763
513,875	Pool # 781085, 9.00%, 12/15/17	574,841
56,884	Pool # 80185, ARM (a), 3.38%, 04/20/28	57,734
283,021	Pool # 80205, ARM (a), 3.38%, 06/20/28	287,304
215,014	Pool # 80311, ARM (a), 3.50%, 08/20/29	218,952

		10,563,769

U.S. Treasury Inflation Protected Bonds (0.46%):
479,266	2.38%, 01/15/25	512,496

U.S. Treasury Principal Only STRIPS (1.26%):
2,968,118	0.00%, 02/15/20	1,413,139

Total U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $48,078,226)		48,821,542

SHORT-TERM INVESTMENTS (5.83%):
3,275,129	Dreyfus Government Cash Management Fund (c)	3,275,129
3,275,129	Fidelity U.S. Treasury II Fund (c)	3,275,129

Total SHORT-TERM INVESTMENTS (Cost $6,550,258)		6,550,258

Total Investments (Cost $110,563,064) (d) - 99.74%		112,056,686
Other assets in excess of liabilities - 0.26%		292,433

NET ASSETS - 100.00%		$112,349,119

(a)	Variable Rate Security – The rate disclosed is as of December 31, 2004.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, these securities amounted to $3,671,905 or 3.27% of net assets.

(c)	Registered Investment Company

(d)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
2,146,729	(653,107)	1,493,622

ARM – Adjustable Rate Mortgage

Discount Note – The rate reported is the discount rate at the time of purchase.

llc – Limited Liability Company

MTN – Medium Term Note

Multi-Coupon Bond – Coupon rate may increase or decrease in response to a change in the quality rating by an independent rating agency.

STRIPS – Separately Traded Registered Interest and Principal Securities

Excelsior Funds Trust

Equity Fund

Schedule of Portfolio Investments	December 31, 2004

(Unaudited)

Shares	Security Description	Value
COMMON STOCKS (98.95%):
CONSUMER DISCRETIONARY (16.15%):
34,378	Coach, Inc. (a)	$1,938,920
20,167	Federated Department Stores	1,165,451
66,777	Fossil, Inc. (a)	1,712,162
54,217	John Wiley & Sons, Class A	1,888,920
15,397	Mohawk Industries, Inc. (a)	1,404,976
86,938	News Corp., Class A	1,622,263

		9,732,692

CONSUMER STAPLES (4.39%):
39,532	Sysco Corp.	1,508,937
21,542	Wal-Mart Stores, Inc.	1,137,848

		2,646,785

ENERGY (10.12%):
25,194	Apache Corp.	1,274,061
17,524	BP plc ADR	1,023,402
16,175	ConocoPhillips	1,404,474
26,654	Exxon Mobil Corp.	1,366,284
20,044	Nabors Industries Ltd. (a)	1,028,057

		6,096,278

FINANCIAL (18.24%):
33,046	Allstate Corp.	1,709,139
22,757	American International Group, Inc.	1,494,452
38,576	Citigroup, Inc.	1,858,592
18,614	Goldman Sachs Group, Inc.	1,936,601
12,354	Lehman Brothers Holding, Inc.	1,080,728
30,952	U.S. BanCorp.	969,417
31,352	Wells Fargo & Co.	1,948,526

		10,997,455

HEALTH CARE (15.27%):
13,764	Amgen, Inc. (a)	882,961
28,292	Barr Laboratories, Inc. (a)	1,288,418
20,256	Johnson & Johnson	1,284,636
26,405	Medtronic, Inc.	1,311,536
47,880	Pfizer, Inc.	1,287,493
29,083	Teva Pharmaceutical	868,418
19,804	Wellpoint Health Networks (a)	2,277,460

		9,200,922

INDUSTRIALS (11.80%):
15,126	Caterpillar, Inc.	1,474,936
33,545	Danaher Corp.	1,925,818
58,142	General Electric Co.	2,122,184
17,109	Illinois Tool Works, Inc.	1,585,662

		7,108,600

INFORMATION TECHNOLOGY (14.54%):
46,635	Accenture Ltd., Class A (a)	1,259,145
18,063	Analog Devices, Inc.	666,886
35,442	Applied Materials, Inc. (a)	606,058
46,784	Cisco Systems, Inc. (a)	902,931
32,858	Intel Corp.	768,549
9,145	International Business Machines Corp.	901,514
9,309	Lexmark International Group, Inc. (a)	791,265
52,974	Microsoft Corp.	1,414,935

20,555	SAP AG ADR	908,737
22,005	Texas Instruments, Inc.	541,763

		8,761,783

RAW/INTERMEDIATE MATERIALS (2.89%):
BRAZIL (2.89%):
46,169	Aracruz Cellulose S.A. ADR	1,740,571

REAL ESTATE (3.86%):
36,185	St. Joe Co.	2,323,077

UTILITIES (1.69%):
23,086	Exelon Corp.	1,017,400

Total COMMON STOCKS (Cost $48,631,965)		59,625,563

REPURCHASE AGREEMENT (1.03%):
621,000	JP Morgan Chase Securities, Inc., 1.75%, dated 12/31/04, to be repurchased 1/3/05, repurchase price $621,091 (collateralized by FNMA discount note, par value $624,000, maturing on 3/30/05; total market value $621,000)	621,000

Total REPURCHASE AGREEMENT (Cost $621,000)		621,000

Total Investments (Cost $49,252,965) (b) - 99.98%		60,246,563
Other assets in excess of liabilities - 0.02%		13,516

NET ASSETS - 100.00%		$60,260,079

(a)	Non-income producing security

(b)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
14,495,956	(3,502,358)	10,993,598

ADR - American Depository Receipt

Ltd. - Limited

plc - Public limited company

Excelsior Funds Trust

Equity Income Fund

Schedule of Portfolio Investments	December 31, 2004
(Unaudited)

Shares	Security Description	Value
COMMON STOCKS (90.14%):
CONSUMER DISCRETIONARY (15.58%):
173,300	Circuit City Stores, Inc.	$2,710,412
165,200	Leggett & Platt, Inc.	4,696,636
128,500	May Department Stores Co.	3,777,900
167,000	Newell Rubbermaid, Inc.	4,039,730
105,000	Officemax, Inc.	3,294,900
122,100	Snap-On, Inc.	4,195,356
215,400	Time Warner, Inc. (a)	4,187,376

		26,902,310

CONSUMER STAPLES (11.90%):
160,100	Albertson’s, Inc.	3,823,188
65,600	Altria Group, Inc.	4,008,160
263,000	American Italian Pasta Co.	6,114,750
99,700	Kraft Foods, Inc., Class A	3,550,317
126,400	Sara Lee Corp.	3,051,296

		20,547,711

ENERGY (4.91%):
72,200	BP plc ADR	4,216,480
81,100	ChevronTexaco Corp.	4,258,561

		8,475,041

FINANCIAL (13.27%):
68,016	Bank of America Corp.	3,196,072
72,450	Citigroup, Inc.	3,490,642
51,420	Comerica, Inc.	3,137,648
61,460	Morgan Stanley	3,412,259
103,710	U.S. BanCorp.	3,248,197
388,000	Van der Moolen Holding NV ADR (a)	2,944,920
147,500	W. P. Stewart & Co. Ltd.	3,489,850

		22,919,588

HEALTH CARE (6.77%):
65,100	Eli Lilly & Co.	3,694,425
72,000	Medtronic, Inc.	3,576,240
137,400	Merck & Co., Inc.	4,416,036

		11,686,701

INDUSTRIALS (7.70%):
75,845	Deluxe Corp.	2,831,294
102,700	General Electric Co.	3,748,549
67,475	Hubbell, Inc., Class B	3,528,943
90,600	RR Donnelley & Sons Co.	3,197,274

		13,306,060

INFORMATION TECHNOLOGY (9.71%):
305,000	AVX Corp.	3,843,000
216,500	Electronic Data Systems Corp.	5,001,150
138,600	Microsoft Corp.	3,702,006
270,000	Nokia Oyj ADR	4,230,900

		16,777,056

RAW/INTERMEDIATE MATERIALS (6.56%):
72,300	Eastman Chemical Co.	4,173,879
195,500	RPM, Inc.	3,843,530
112,000	Sonoco Products Co.	3,320,800

		11,338,209

REAL ESTATE (3.32%):
88,000	Apartment Investment & Management Co., Class A	3,391,520
48,000	Rayonier, Inc.	2,347,680

		5,739,200

TELECOMMUNICATION (4.79%):
220,300	AT&T Corp.	4,198,918
100,500	Verizon Communications, Inc.	4,071,255

		8,270,173

UTILITIES (5.63%):
274,000	Centerpoint Energy, Inc.	3,096,200
178,200	Cleco Corp.	3,610,332
112,750	Vectren Corp.	3,021,700

		9,728,232

Total COMMON STOCKS (Cost $139,093,321)		155,690,281

FOREIGN COMMON STOCKS (2.81%):
NETHERLANDS (0.45%):
100,000	Van der Moolen Holding NV (a)	770,640

UNITED KINGDOM (2.36%):
338,400	Pearson plc	4,080,276

Total FOREIGN COMMON STOCKS (Cost $4,578,310)		4,850,916

PREFERRED STOCKS (1.34%):
ENERGY (1.34%):
45,400	EL Paso Tennessee Pipeline Co., Preferred Exchange, 8.25%	2,311,146

Total PREFERRED STOCKS (Cost $2,107,870)		2,311,146

CONVERTIBLE PREFERRED STOCKS (3.52%):
CONSUMER DISCRETIONARY (1.41%):
46,000	Ford Motor Co. Capital Trust II, Preferred Exchange, 6.50%	2,428,340

ENERGY (2.11%):
99,000	EL Paso Energy Capital Trust I, Preferred Exchange, 4.75%	3,650,625

Total CONVERTIBLE PREFERRED STOCKS (Cost $5,488,177)		6,078,965

REPURCHASE AGREEMENT (2.69%):
4,642,000	JP Morgan Chase Securities, Inc., 1.75%, dated 12/31/04, to be repurchased 1/3/05, repurchase price $4,642,677 (collateralized by FNMA discount note, par value $4,668,000, maturing on 3/30/05; total market value $4,642,000)	4,642,000

Total REPURCHASE AGREEMENT (Cost $4,642,000)		4,642,000

Total Investments (Cost $155,909,678) (b) - 100.50%		173,573,308
Liabilities in excess of other assets - (0.50)%		(861,004)

NET ASSETS - 100.00%		$172,712,304

(a)	Non-income producing security

(b)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
20,786,222	(3,122,592)	17,663,630

ADR - American Depository Receipt

Ltd. - Limited

plc - Public limited company

Excelsior Funds Trust

High Yield Fund

Schedule of Portfolio Investments	December 31, 2004

(Unaudited)

Shares	Security Description	Value
CORPORATE BONDS (91.47%):
ADVANCED MATERIALS/PRODUCTS (1.17%):
2,215,000	Hexcel Corp., 9.75%, 01/15/09	$2,303,600

ADVERTISING PERIODICALS (1.17%):
976,000	Dex Media West llc/ Dex Media Finance Co., 9.88%, 08/15/13	1,124,840
1,000,000	RH Donnelley Finance Corp. (a), 10.88%, 12/15/12	1,187,500

		2,312,340

AGRICULTURAL CHEMICALS (2.21%):
500,000	IMC Global, Inc., Series B, 11.25%, 06/01/11	577,500
2,000,000	IMC Global, Inc., Series B, Unsecured, 11.25%, 06/01/11	2,310,000
1,298,000	Terra Capital, Inc., 11.50%, 06/01/10	1,479,720

		4,367,220

AUTO - TRUCK PARTS & EQUIPMENT (3.29%):
3,500,000	Collins & Aikman Products (a), 12.88%, 08/15/12	3,023,125
2,000,000	Dana Corp., 9.00%, 08/15/11	2,460,740
1,000,000	Transportation Technologies Industries, Inc. (a), 12.50%, 03/31/10	1,027,500

		6,511,365

CABLE TV (1.42%):
2,000,000	Charter Communications Holdings llc/ Charter Communications Holdings Capital Corp., 8.63%, 04/01/09	1,735,000
1,000,000	CSC Holdings, Inc., Series B, 7.63%, 04/01/11	1,077,500

		2,812,500

CASINO HOTELS (12.39%):
2,000,000	Ameristar Casinos, Inc., 10.75%, 02/15/09	2,230,000
1,000,000	Aztar Corp., 7.88%, 06/15/14	1,102,500
1,000,000	Boyd Gaming Corp., 8.75%, 04/15/12	1,112,500
1,000,000	Caesars Entertainment, Inc., 9.38%, 02/15/07	1,102,500
2,000,000	Caesars Entertainment, Inc., 8.88%, 09/15/08	2,265,000
500,000	Herbst Gaming, Inc., 8.13%, 06/01/12	535,000
1,680,000	Kerzner International Ltd., 8.88%, 08/15/11	1,835,400
2,000,000	MGM Mirage, Inc., 8.50%, 09/15/10	2,275,000
1,000,000	Penn National Gaming, Inc., 11.13%, 03/01/08	1,067,500
2,000,000	Penn National Gaming, Inc., 8.88%, 03/15/10	2,182,500
3,000,000	Pinnacle Entertainment, 9.25%, 02/15/07	3,052,499
2,000,000	Poster Financial Group, 8.75%, 12/01/11	2,055,000

1,000,000	Resorts International Hotel and Casino, Inc., 11.50%, 03/15/09	1,175,000
2,250,000	River Rock Entertainment, 9.75%, 11/01/11	2,522,813

		24,513,212

CELLULAR TELECOM (1.38%):
1,000,000	Centennial Cellular Operating Co./ Centennial Communications Corp., 10.13%, 06/15/13	1,122,500
500,000	Rogers Wireless, Inc. (a), 7.50%, 03/15/15	527,500
1,000,000	Western Wireless Corp., 9.25%, 07/15/13	1,087,500

		2,737,500

CHEMICALS - DIVERSIFIED (2.87%):
2,000,000	Equistar Chemicals L.P./ Equistar Funding Corp., 10.63%, 05/01/11	2,320,000
2,000,000	Lyondell Chemical Co., 9.50%, 12/15/08	2,170,000
1,000,000	Lyondell Chemical Co., 10.50%, 06/01/13	1,190,000

		5,680,000

CHEMICALS - PLASTICS (1.12%):
1,000,000	PolyOne Corp., 10.63%, 05/15/10	1,125,000
1,000,000	PolyOne Corp., 8.88%, 05/01/12	1,087,500

		2,212,500

CHEMICALS - SPECIALTY (2.46%):
1,500,000	Crompton Corp. (a), 9.88%, 08/01/12	1,717,500
2,000,000	Johnsondiversey, Inc., Series B, 9.63%, 05/15/12	2,235,000
1,000,000	Witco Corp., 6.88%, 02/01/26	910,000

		4,862,500

COAL (1.06%):
2,000,000	Massey Energy Co., 6.95%, 03/01/07	2,090,000

COMMERCIAL SERVICES (1.59%):
2,000,000	Iron Mountain, Inc., 8.63%, 04/01/13	2,125,000
1,000,000	Iron Mountain, Inc., 7.75%, 01/15/15	1,015,000

		3,140,000

COMPUTER SERVICES (0.52%):
1,000,000	Unisys Corp., 7.88%, 04/01/08	1,025,000

CONSUMER PRODUCTS - MISCELLANEOUS (1.10%):
2,000,000	Armkel llc/ Armkel Finance, 9.50%, 08/15/09	2,167,500

CONTAINERS - METAL/GLASS (4.76%):
2,500,000	Ball Corp., 6.88%, 12/15/12	2,687,500
3,000,000	Crown European Holdings S.A., 10.88%, 03/01/13	3,547,500
3,000,000	Owens-Illinois, Inc., 7.50%, 05/15/10	3,183,750

		9,418,750

CONTAINERS - PAPER/PLASTIC (3.58%):
2,000,000	Graham Packaging Co. (a), 8.50%, 10/15/12	2,100,000
1,000,000	Graham Packaging Co. (a), 9.88%, 10/15/14	1,067,500
2,000,000	Radnor Holdings, Inc., 11.00%, 03/15/10	1,715,000
2,000,000	Stone Container Corp., 9.75%, 02/01/11	2,190,000

		7,072,500

DISTRIBUTION/WHOLESALE (1.04%):
2,000,000	Nebraska Book Co., 8.63%, 03/15/12	2,050,000

DIVERSIFIED OPERATIONS (0.67%):
1,340,000	Stena AB (a), 7.00%, 12/01/16	1,326,600

ELECTRIC - GENERATION (0.86%):
1,500,000	AES Corp., 9.50%, 06/01/09	1,706,250

ELECTRIC - INTERGRATED (3.46%):
3,000,000	CMS Energy Corp., 9.88%, 10/15/07	3,352,500
3,305,000	PSEG Energy Holdings, Inc., 7.75%, 04/16/07	3,495,038

		6,847,538

ELECTRONIC COMPONENTS - SEMICONDUCTORS (0.53%):
1,000,000	Fairchild Semiconductor, 10.50%, 02/01/09	1,055,000

FOOD - MISCELLANEOUS (1.11%):
2,000,000	Del Monte Corp., 9.25%, 05/15/11	2,190,000

FORESTRY (0.99%):
1,950,000	Tembec Industries, Inc., 8.63%, 06/30/09	1,959,750

FUNERAL SERVICES & RELATED ITEMS (1.09%):
1,000,000	Service Corp. International, 7.70%, 04/15/09	1,080,000
1,000,000	Service Corp. International, Unsecured, 7.70%, 04/15/09	1,080,000

		2,160,000

GAS - DISTRIBUTION (1.11%):
2,000,000	SEMCO Energy, Inc., 7.75%, 05/15/13	2,196,250

HOME FURNISHINGS (0.54%):
1,000,000	Sealy Mattress Co., 8.25%, 06/15/14	1,060,000

LIFE/HEALTH INSURANCE (1.05%):
2,000,000	Americo Life, Inc. (a), 7.88%, 05/01/13	2,067,828

MACHINE TOOLS & RELATED PRODUCTS (0.62%):
1,250,000	Thermadyne Holdings Corp., 9.25%, 02/01/14	1,218,750

MACHINERY - FARM (1.08%):
2,000,000	AGCO Corp., 9.50%, 05/01/08	2,130,000

MEDICAL - HOSPITALS (0.55%):
1,000,000	IASIS Healthcare llc/ IASIS Capital Corp., 8.75%, 06/15/14	1,090,000

MEDICAL PRODUCTS (0.51%):
1,000,000	Encore Medical IHC, Inc., When-Issued (a), 9.75%, 10/01/12	1,010,000
METAL - ALUMINUM (3.23%):
12,033,000	Ormet Corp., In Default (a), 11.00%, 08/15/08	6,377,490

METAL PROCESSORS & FABRICATORS (0.28%):
500,000	Mueller Group, Inc., 10.00%, 05/01/12	545,000

MISCELLANEOUS MANUFACTURING (2.41%):
2,000,000	Intertape Polymer US, Inc. (a), 8.50%, 08/01/14	2,032,500
2,000,000	IPC Acquisition Corp., 11.50%, 12/15/09	2,190,000
500,000	Reddy Ice Group, Inc., 8.88%, 08/01/11	540,000

		4,762,500

MULTI-LINE INSURANCE (1.10%):
2,128,000	Allmerica Financial Corp., 7.63%, 10/15/25	2,167,817

MUSIC (1.34%):
1,600,000	Warner Music Group (a), 7.38%, 04/15/14	1,640,000
1,000,000	WMG Holdings Corp. (a), 6.91%, 12/15/11	1,007,500

		2,647,500

NON-HAZARDOUS WASTE DISPOSAL (0.60%):
1,129,000	Allied Waste North America, 10.00%, 08/01/09	1,185,450

OFFICE AUTOMATION & EQUIPMENT (1.36%):
1,000,000	Xerox Capital Trust I, 8.00%, 02/01/27	1,040,000
1,500,000	Xerox Corp., 7.63%, 06/15/13	1,646,250

		2,686,250

OIL - EXPLORATION & PRODUCTION (0.81%):
1,500,000	Baytex Energy Ltd., 9.63%, 07/15/10	1,605,000

OIL REFINING & MARKETING (1.76%):
3,000,000	Premcor Refining Group, Inc., 9.50%, 02/01/13	3,480,000

PAPER & RELATED PRODUCTS (2.19%):
2,500,000	Caraustar Industries, Inc., 9.88%, 04/01/11	2,712,500
1,500,000	Norske Skog Canada, Series D, 8.63%, 06/15/11	1,608,750

		4,321,250

PHYSICIANS PRACTICE MANAGEMENT (0.82%):
1,000,000	Ameripath, Inc., 10.50%, 04/01/13	1,062,500
500,000	US Oncology, Inc. (a), 9.00%, 08/15/12	558,750

		1,621,250

REITS - HOTELS (0.56%):
1,000,000	La Quinta Properties, Inc., 8.88%, 03/15/11	1,115,000

RENTAL AUTO/EQUIPMENT (1.49%):
3,000,000	United Rentals, Inc., 7.75%, 11/15/13	2,940,000

RESORTS/THEME PARKS (0.51%):
1,000,000	Six Flags, Inc., 9.63%, 06/01/14	1,005,000

RETAIL - ARTS & CRAFTS (1.08%):
2,000,000	Michaels Stores, Inc., 9.25%, 07/01/09	2,143,140

RETAIL - DISCOUNT (0.52%):
1,000,000	Shopko Stores, 9.25%, 03/15/22	1,036,250

RETAIL - DRUG STORE (0.52%):
1,000,000	Jean Coutu Group, Inc. (a), 8.50%, 08/01/14	1,025,000

RETAIL - MAJOR DEPARTMENT STORE (0.85%):
1,000,000	JC Penney Co., Inc., 8.00%, 03/01/10	1,142,500
500,000	Saks, Inc., 8.25%, 11/15/08	547,500

		1,690,000

SATELLITE TELECOM (0.81%):
1,000,000	Inmarsat Finance plc, 7.63%, 06/30/12	1,040,000
500,000	PanAmSat Corp. (a), 9.00%, 08/15/14	558,125

		1,598,125

SEISMIC DATA COLLECTION (1.60%):
3,000,000	Compagnie Generale de Geophysique S.A., 10.63%, 11/15/07	3,161,250

SPECIAL PURPOSE ENTITY (0.52%):
1,000,000	Veneco, Inc. (a), 8.75%, 12/15/11	1,030,000

STEEL - PRODUCERS (1.82%):
2,000,000	AK Steel Corp., 7.75%, 06/15/12	2,060,000
1,298,000	United States Steel, Inc., 10.75%, 08/01/08	1,528,395

		3,588,395

TELEPHONE - INTERGRATED (5.26%):
3,000,000	Cincinnati Bell, Inc., 8.38%, 01/15/14	3,037,500
500,000	Cincinnati Bell, Inc., MTN, 6.33%, 12/30/05	501,875
1,000,000	Consolidated Communications Holdings, Inc. (a), 9.75%, 04/01/12	1,080,000
1,000,000	Eircom Funding, 8.25%, 08/15/13	1,105,000
1,000,000	Madison River Capital llc/ Madison River Financial Corp., 13.25%, 03/01/10	1,080,000
3,000,000	Qwest Services Corp. (a), 14.00%, 12/15/10	3,607,500

		10,411,875

TRANSPORTATION - MARINE (1.72%):
3,000,000	Overseas Shipholding Group, 8.75%, 12/01/13	3,405,000

TRANSPORTATION - RAIL (1.01%):
1,750,000	Kansas City Southern, 9.50%, 10/01/08	1,988,438

Total CORPORATE BONDS (Cost $174,940,860)		180,831,433

U.S. GOVERNMENT & AGENCY OBLIGATION (7.28%):
Federal Home Loan Bank - Discount Note (7.28%):
14,400,000	1.02%, 01/03/05	14,398,800

Total U.S. GOVERNMENT & AGENCY OBLIGATION (Cost $14,398,800)		14,398,800

WARRANT (0.01%):
8,500	Mikohn Gaming Corp., Expires 08/15/08 (b)	27,625

Total WARRANT (Cost $17,500)		27,625

Total Investments (Cost $189,357,160) (c) - 98.76%		195,257,858
Other assets in excess of liabilities - 1.24%		2,454,246

NET ASSETS - 100.00%		$197,712,104

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, these securities amounted to $33,971,918 or 17.18% of net assets.

(b)	Non-income producing security

(c)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
8,537,811	(2,637,113)	5,900,698

Discount Note – The rate reported on the Portfolio of Investments is the discount rate at the time of purchase.

In Default – Security in default on interest payments

llc – Limited Liability Company

L.P. – Limited Partnership

Ltd. – Limited

MTN – Medium Term Note

plc - Public limited Company

Unsecured – Issued in exchange of 144A security

When-Issued – Security purchased prior to its date of issuance.

Excelsior Funds Trust

Equity Core Fund

Schedule of Portfolio Investments	December 31, 2004
(Unaudited)

Shares	Security Description	Value
COMMON STOCKS (95.92%):
CONSUMER DISCRETIONARY (19.28%):
10,000	Autozone, Inc. (a)	$913,101
20,000	Dillards, Inc., Class A	537,400
23,000	Eastman Kodak Co.	741,750
28,000	Furniture Brands International, Inc.	701,400
20,000	John Wiley & Sons, Class A	696,800
23,500	Leggett & Platt, Inc.	668,105
11,000	Timberland Co., Class A (a)	689,370

		4,947,926

CONSUMER STAPLES (7.27%):
8,000	Colgate-Palmolive Co.	409,280
20,000	Sysco Corp.	763,400
10,000	Wm. Wrigley Jr. Co.	691,900

		1,864,580

ENERGY (6.45%):
15,000	Exxon Mobil Corp.	768,900
25,000	Suncor Energy, Inc.	885,000

		1,653,900

FINANCIAL (17.70%):
21,500	American Capital Strategies Ltd.	717,025
12,000	American International Group, Inc.	788,040
10	Berkshire Hathaway, Inc., Class A (a)	879,000
8,000	Lehman Brothers Holding, Inc.	699,840
23,500	North Fork Bancorporation, Inc.	677,975
15,000	RenaissanceRe Holdings Ltd.	781,200

		4,543,080

HEALTH CARE (9.24%):
10,000	Johnson & Johnson	634,200
14,000	Medtronic, Inc.	695,380
12,000	Novo-Nordisk A/S ADR	651,120
14,500	Pfizer, Inc.	389,905

		2,370,605

INDUSTRIALS (8.49%):
20,000	General Electric Co.	730,000
47,000	Onex Corp.	774,736
10,000	Union Pacific Corp.	672,500

		2,177,236

INFORMATION TECHNOLOGY (10.21%):
125,000	3com Corp. (a)	521,250
20,000	Analog Devices, Inc.	738,400
25,000	Molex, Inc., Class A	666,250
15,000	Pitney Bowes, Inc.	694,200

		2,620,100

RAW/INTERMEDIATE MATERIALS (5.32%):
18,000	Aracruz Cellulose S.A. ADR	678,600
14,000	E.I. Dupont de Nemours & Co.	686,700

		1,365,300

REAL ESTATE (3.38%):
13,500	St. Joe Co.	866,700

UTILITIES (8.58%):
56,000	AES Corp. (a)	765,520
58,000	Centerpoint Energy, Inc.	655,400
75,000	EL Paso Corp.	780,000

		2,200,920

Total COMMON STOCKS (Cost $22,774,545)		24,610,347

FOREIGN COMMON STOCKS (2.19%):
GERMANY (2.19%):
12,500	Bayerische Motoren Werke AG	562,207

Total FOREIGN COMMON STOCKS (Cost $551,657)		562,207

REPURCHASE AGREEMENT (4.21%):
1,080,000	JP Morgan Chase Securities, Inc., 1.75%, dated 12/31/04, to be repurchased 1/3/05, repurchase price $1,080,158 (collateralized by FNMA discount note, par value $1,086,000, maturing on 3/30/05; total market value $1,080,000)	1,080,000

Total REPURCHASE AGREEMENT (Cost $1,080,000)		1,080,000

Total Investments (Cost $24,406,202) (b) - 102.32%		26,252,554
Liabilities in excess of other assets - (2.32)%		(595,763)

NET ASSETS - 100.00%		$25,656,791

(a)	Non-income producing security.

(b)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
2,153,092	(306,740)	1,846,352

ADR - American Depository Receipt

Excelsior Funds Trust

International Equity Fund

Schedule of Portfolio Investments	December 31, 2004
(Unaudited)

Shares	Security Description	Value
COMMON STOCKS (93.23%):
AUSTRALIA (0.90%):
12,275	Rio Tinto Ltd.	$375,712

BELGIUM (4.54%):
16,800	Dexia	385,895
1,400	Electrabel S.A.	623,025
15,200	Fortis S.A.	419,673
5,000	Umicore	469,778

		1,898,371

BRAZIL (2.68%):
7,400	Aracruz Cellulose S.A. ADR	278,980
26,400	Gol Linhas Aereas Inteligentes S.A. ADR (a)	841,632

		1,120,612

CANADA (1.03%):
12,155	Suncor Energy, Inc.	429,620

CHINA (2.22%):
327,700	Cafe de Coral Holdings Ltd. (Hong Kong)	379,448
55,000	Sun Hung Kai Properties Ltd. (Hong Kong)	550,170

		929,618

FINLAND (1.01%):
22,800	Fortum Oyj	421,323

FRANCE (7.52%):
15,500	AXA S.A.	382,321
9,100	BNP Paribas S.A.	658,069
7,800	Carrefour S.A.	370,819
6,900	Compagnie Generale de Geophysique S.A. (CGG) (a)	475,103
7,408	Sanofi-Aventis S.A.	590,992
3,079	TotalFinaElf S.A.	671,319

		3,148,623

GERMANY (3.72%):
2,300	Adidas-Salomon AG	371,845
8,100	Fielmann AG	574,764
47,050	SGL Carbon AG (a)	610,906

		1,557,515

GREECE (1.05%):
24,400	Hellenic Telecommunication S.A.	437,647

HONG KONG (0.85%):
662,000	CNOOC Ltd	355,589

INDIA (2.14%):
16,000	India Fund, Inc. (b)	474,240
11,600	State Bank of India GDR (c)	423,400

		897,640

INDONESIA (1.15%):
926,400	PT Telekomunikasi Indonesia Tbk	482,084

IRELAND (3.53%):
40,301	Anglo Irish Bank Corp. plc	978,750
29,800	Depfa Bank plc	500,137

		1,478,887

ITALY (3.87%):
246,400	Cassa di Risparmio di Firenze S.p.A. (Carifirenze)	601,750

31,850	ENI S.p.A.	795,980
12,950	Permasteelisa S.p.A.	221,734

		1,619,464

JAPAN (16.41%):
100	Can Do Co., Ltd.	126,922
100	Can Do Co., Ltd., When Issued	126,922
11,500	Canon, Inc.	620,893
87,946	Chiyoda Corp. (a)	643,120
19,000	Daikin Industries Ltd.	549,085
645	eAccess Ltd.	569,905
12,000	FamilyMart Co., Ltd.	349,719
9,600	Ito-Yokado Co., Ltd.	403,027
44	Japan Retail Fund Investment Corp.	371,589
2,600	Keyence Corp.	582,826
27	Millea Holdings, Inc.	400,683
28,300	Mimasu Semiconducotor Industry Co., Ltd.	424,673
63	Mitsubishi Tokyo Financial Group, Inc.	639,688
67,500	Mitsui Osk Lines, Ltd.	405,297
31,100	Nissan Motors Co., Ltd.	338,251
28,700	Toppan Printing Co., Ltd.	318,593

		6,871,193

MALAYSIA (0.89%):
186,700	Public Bank Berhad	373,400

MEXICO (2.50%):
16,700	Cemex S.A. de C.V. ADR	608,047
11,400	Telefonos de Mexico S.A. de C.V., Series L ADR	436,848

		1,044,895

NETHERLANDS (1.68%):
10,000	Heineken NV	332,813
33,600	Qiagen NV	369,256

		702,069

NORWAY (2.91%):
68,500	Telenor ASA	620,778
45,400	Yara International ASA	596,581

		1,217,359

RUSSIA (0.89%):
3,080	Lukoil Co. ADR	373,912

SOUTH KOREA (1.08%):
1,040	Samsung Electronic Co., Ltd.	452,764

SPAIN (3.28%):
6,900	Fomento de Construcciones y Contratas S.A. (FCC)	331,683
15,900	Repsol YPF S.A.	413,329
33,358	Telefonica S.A.	627,287

		1,372,299

SWEDEN (1.35%):
14,800	Modern Times Group (MTG) AB, Class B (a)	403,227
43,900	Ortivus AB (a)	163,219

		566,446

SWITZERLAND (4.19%):
19	Lindt & Spruengli AG	277,573
7,260	Novartis AG	365,007
4,800	Roche Holdings AG	551,303
6,700	UBS AG, Registered Shares	560,537

		1,754,420

TAIWAN (1.97%):
22,000	AU Optronics Corp. ADR	315,040
110,000	Hon Hai Precision, Inc.	508,931

		823,971

THAILAND (1.40%):
404,800	Dhipaya Insurance Public Co., Ltd. (Foreign Shares)	167,604
58,700	Siam Cement Public Co., Ltd. (Foreign Shares)	416,644

		584,248

UNITED KINGDOM (16.95%):
27,400	Alliance Unichem plc	396,610
97,336	BAE Systems plc	430,426
65,800	BG Group	446,872
18,900	Carpetright plc	413,353
63,600	Davis Service Group plc	500,259
26,567	GlaxoSmithKline plc	622,827
49,300	Lloyds TSB Group	447,365
14,280	Reckitt Benckiser plc	431,208
17,711	Royal Bank of Scotland Group plc	595,293
158,400	Sage Group plc (The)	614,607
130,763	Serco Group plc	602,074
81,110	Stolt Offshore S.A. (a)	523,894
248,855	Vodafone Group plc	674,356
100,154	William Morrison Supermarkets plc	397,734

		7,096,878

UNITED STATES (1.52%):
5,100	Freeport-McMoRan Copper & Gold, Inc., Class B	194,973
23,000	News Corp, Inc., Class B	441,600

		636,573

Total COMMON STOCKS (Cost $29,102,500)		39,023,132

PREFERRED STOCKS (2.40%):
GERMANY (1.48%):
340	Porsche AG	215,288
6,600	Rhoen-Klinikum AG	405,197

		620,485

SOUTH KOREA (0.92%):
12,800	Hyuandai Motor Co., Ltd.	384,074

Total PREFERRED STOCKS (Cost $626,661)		1,004,559

RIGHTS (0.02%):
INDIA (0.02%):
16,000	India Fund, Inc. (d)	7,904

Total RIGHTS (Cost $0)		7,904

REPURCHASE AGREEMENT (4.25%):
1,779,000	JP Morgan Chase Securities, Inc., 1.75%, dated 12/31/04, to be repurchased 1/3/05, repurchase price $1,779,259 (collateralized by FNMA discount note, par value $1,789,000, maturing on 3/5/05; total market value $1,779,000)	1,779,000

Total REPURCHASE AGREEMENT (Cost $1,779,000)		1,779,000

Total Investments (Cost $31,508,161) (e) - 99.90%		41,814,595
Other assets in excess of liabilities - 0.10%		40,052

NET ASSETS - 100.00%		$41,854,647

(a)	Non-income producing security

(b)	Registered Investment Company

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, these securities amounted to $423,400 or 1.01% of net assets.

(d)	Rights are fair valued using methods determined in good faith by the Valuation Committee of the Board of Directors.

(e)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
10,768,212	(461,778)	10,306,434

ADR - American Depository Receipt

GDR – Global Depository Receipt

Ltd. - Limited

plc - Public limited company

Excelsior Funds Trust

Mid Cap Value Fund

Schedule of Portfolio Investments	December 31, 2004
(Unaudited)

Shares	Security Description	Value
COMMON STOCKS (96.65%):
CONSUMER DISCRETIONARY (27.06%):
95,000	Autozone, Inc. (a)	$8,674,450
100,000	Best Buy Co., Inc.	5,942,000
140,000	Black & Decker Corp.	12,366,200
550,000	Blockbuster, Inc., Class A	5,247,000
275,000	Brink’s Co.	10,868,000
500,000	Callaway Golf Co.	6,750,000
90,000	Centex Corp.	5,362,200
380,000	Limited Brands	8,747,600
320,000	Newell Rubbermaid, Inc.	7,740,800
125,000	Officemax, Inc.	3,922,500
150,000	Sherwin-Williams Co.	6,694,500
240,000	TJX Cos., Inc.	6,031,200
230,000	Zale Corp. (a)	6,870,100

		95,216,550

CONSUMER STAPLES (2.11%):
225,000	Dean Foods Co. (a)	7,413,750

ENERGY (7.22%):
240,000	Devon Energy Corp.	9,340,800
170,000	Noble Corp. (a)	8,455,800
130,000	Occidental Petroleum Corp.	7,586,800

		25,383,400

FINANCIAL (14.57%):
185,000	Ace Ltd.	7,908,750
210,000	CIT Group, Inc.	9,622,200
325,000	Friedman Billings Ramsey Group, Inc., Class A	6,301,750
1,000,000	Instinet Group, Inc. (a)	6,030,000
80,000	Lehman Brothers Holding, Inc.	6,998,400
125,000	RenaissanceRe Holdings Ltd.	6,510,000
350,000	Sovereign Bancorp, Inc.	7,892,500

		51,263,600

HEALTH CARE (6.43%):
130,000	AmerisourceBergen Corp.	7,628,400
350,000	Health Management Associates, Inc., Class A	7,952,000
220,000	Shire Pharmaceuticals plc ADR	7,029,000

		22,609,400

INDUSTRIALS (14.99%):
135,000	American Axle & Manufacturing Holdings, Inc.	4,139,100
290,000	Cendant Corp.	6,780,200
200,000	Empresa Brasileira de Aeronautica S.A. ADR	6,688,000
170,000	Lincoln Electric Holdings, Inc.	5,871,800
220,000	Mueller Industries, Inc.	7,084,000
420,000	Onex Corp.	6,923,173
450,000	United Rentals, Inc. (a)	8,505,000
195,000	York International Corp.	6,735,300

		52,726,573

INFORMATION TECHNOLOGY (8.87%):
1,000,000	3com Corp. (a)	4,170,000
250,000	Electronic Data Systems Corp.	5,775,000
155,000	Harris Corp.	9,577,450

310,000	Symbol Technologies, Inc.	5,363,000
420,000	Vishay Intertechnology, Inc. (a)	6,308,400

		31,193,850

RAW/INTERMEDIATE MATERIALS (4.95%):
253,000	Aracruz Cellulose S.A. ADR	9,538,100
210,000	Georgia-Pacific Corp.	7,870,800

		17,408,900

REAL ESTATE (3.01%):
165,000	St. Joe Co.	10,593,000

TELECOMMUNICATION (1.09%):
260,000	IDT Corp. (a)	3,816,800

UTILITIES (6.35%):
1,550,000	Calpine Corp. (a)	6,107,000
625,000	Centerpoint Energy, Inc.	7,062,500
450,000	EL Paso Corp.	4,680,000
275,000	Williams Cos., Inc.	4,479,750

		22,329,250

Total COMMON STOCKS (Cost $249,158,313)		339,955,073

FOREIGN COMMON STOCKS (1.67%):
Netherlands (1.67%):
110,000	Hunter Douglas NV	5,857,812

Total FOREIGN COMMON STOCKS (Cost $4,053,755)		5,857,812

CORPORATE BONDS (0.35%):
INDUSTRIALS (0.35%):
1,274,000	Mueller Industries, Inc., 6.00%, 11/1/14	1,248,520

Total CORPORATE BONDS (Cost $1,274,000)		1,248,520

REPURCHASE AGREEMENT (1.00%):
3,522,000	JP Morgan Chase Securities, Inc., 1.75%, dated 12/31/04, to be repurchased 1/3/05, repurchase price $3,522,514 (collateralized by FNMA discount note, par value $3,541,000, maturing on 3/5/05; total market value $3,522,000)	3,522,000

Total REPURCHASE AGREEMENT (Cost $3,522,000)		3,522,000

Total Investments (Cost $258,008,068) (b) - 99.67%		350,583,405
Other assets in excess of liabilities - 0.33%		1,176,291

NET ASSETS - 100.00%		$351,759,696

(a)	Non-income producing security.

(b)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
100,992,499	(8,417,162)	92,575,337

plc - Public limited company

ADR - American Depository Receipt

Excelsior Funds Trust

Optimum Growth Fund

Schedule of Portfolio Investments	December 31, 2004

(Unaudited)

Shares	Security Description	Value
COMMON STOCKS (100.15%):
CONSUMER DISCRETIONARY (24.23%):
20,200	Carnival Corp., Class A	$1,164,126
5,000	eBay (a)	581,400
10,900	Home Depot, Inc.	465,866
11,200	Kohls Corp. (a)	550,704
14,400	Lowes Companies, Inc.	829,296
1,700	Mohawk Industries, Inc. (a)	155,125
62,800	News Corp., Class A	1,171,848
20,500	Petsmart, Inc.	728,365
27,500	Procter & Gamble Co.	1,514,700
15,100	Starbucks Corp. (a)	941,636
28,200	Univision Communications, Inc. (a)	825,414

		8,928,480

CONSUMER STAPLES (5.04%):
11,600	Anheuser Busch Cos., Inc.	588,468
3,000	Coca-Cola Co.	124,890
5,000	PepsiCo, Inc.	261,000
16,700	Wal-Mart Stores, Inc.	882,094

		1,856,452

ENERGY (0.19%):
1,500	BJ Services Co.	69,810

FINANCIAL (9.08%):
3,900	Chicago Mercantile Exchange	891,930
8,400	Fannie Mae	598,164
9,400	Lehman Brothers Holding, Inc.	822,312
6,400	Mellon Financial Corp.	199,104
15,500	SLM Corp.	827,545
100	Wells Fargo & Co.	6,215

		3,345,270

HEALTH CARE (24.80%):
3,800	Abbott Laboratories	177,270
13,000	Alcon, Inc.	1,047,800
8,600	Amgen, Inc. (a)	551,690
15,300	Boston Scientific Corp. (a)	543,915
23,200	Caremark Rx, Inc. (a)	914,776
11,600	Eli Lilly & Co.	658,300
29,600	Gilead Sciences, Inc. (a)	1,035,704
14,010	Medtronic, Inc.	695,877
13,800	Patterson Cos., Inc. (a)	598,782
29,920	Pfizer, Inc.	804,549
32,600	Teva Pharmaceutical	973,436
2,400	UnitedHealth Group, Inc.	211,272
11,600	Zimmer Holdings, Inc. (a)	929,392

		9,142,763

INDUSTRIALS (10.16%):
1,900	3M Co.	155,933
5,200	Apollo Group, Inc., Class A (a)	419,692
10,100	Career Education Corp. (a)	404,000
9,500	Expeditors International of Washington, Inc.	530,860
31,200	General Electric Co.	1,138,800
400	Illinois Tool Works, Inc.	37,072
9,600	Lockheed Martin Corp.	533,280
2,600	United Technologies Corp.	268,710
8,500	Waste Management, Inc.	254,490

		3,742,837

INFORMATION TECHNOLOGY (22.77%):
20,900	Analog Devices, Inc.	771,628
10,300	Apple Computer, Inc. (a)	663,320
13,600	Broadcom Corp., Class A (a)	439,008
26,300	Dell, Inc. (a)	1,108,282
14,300	Electronic Arts, Inc. (a)	882,024
10,600	Intel Corp.	247,934
800	International Business Machines Corp.	78,864
6,500	Microsoft Corp.	173,615
8,400	Qualcomm, Inc.	356,160
6,900	Research In Motion Ltd. (a)	568,698
23,400	SAP AG ADR	1,034,514
20,100	Symantec Corp. (a)	517,776
20,100	Texas Instruments, Inc.	494,862
37,000	Veritas Software Corp. (a)	1,056,350

		8,393,035

TELECOMMUNICATION (2.74%):
MEXICO (2.74%):
19,300	America Movil S.A. de C.V., Series L ADR	1,010,355

TRANSPORTATION (1.14%):
4,900	United Parcel Service, Inc.	418,754

Total COMMON STOCKS (Cost $28,814,106)		36,907,756

Total Investments (Cost $28,814,106) (b) - 100.15%		36,907,756
Liabilities in excess of other assets - (0.15)%		(54,060)

NET ASSETS - 100.00%		$36,853,696

(a)	Non-income producing security

(b)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
8,805,502	(711,852)	8,093,650

ADR - American Depository Receipt

Ltd. - Limited

Excelsior Funds Trust

Total Return Bond Fund

Schedule of Portfolio Investments	December 31, 2004
(Unaudited)

Shares	Security Description	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (1.81%):
2,743,554	Countrywide Alternative Loan Trust, 2004-16CB 1A2, 5.50%, 07/25/34	$2,771,177

Total COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,788,330)		2,771,177

COMMERCIAL MORTGAGE-BACKED SECURITIES (24.57%):
3,635,042	Asset Securitization Corp., 1997-D4 A4 (a), 7.75%, 04/14/29	4,161,297
1,020,000	Bank of America Commercial Mortgage, Inc., 2004-1 A4, 4.76%, 11/10/39	1,018,989
3,265,248	DLJ Commercial Mortgage Corp., 2000-CF1 A1A, 7.45%, 06/10/33	3,374,892
2,508	LB Commercial Conduit Mortgage Trust, 1999-C1 A1, 6.41%, 06/15/31	2,595
1,071,155	Morgan Stanley Dean Witter Capital I, 2003-TOP9 A2, 4.74%, 11/13/36	1,079,822
3,000,000	Mortgage Capital Funding, Inc., 1996-MC1 G (b), 7.15%, 06/15/06	3,138,087
3,828,624	Mortgage Capital Funding, Inc., 1998-MC1 C, 6.95%, 03/18/30	4,153,083
2,624,113	Nomura Asset Securities Corp., 1998-D6 A4 (a), 7.62%, 03/15/30	3,085,756
5,162,189	Salomon Brothers Mortgage Securities VII, 2001-C2 A2, 6.17%, 02/13/10	5,518,742
3,260,783	Wachovia Bank Commercial Mortgage Trust, 2002-C1 A4, 6.29%, 04/15/34	3,587,176
1,600,000	Wachovia Bank Commercial Mortgage Trust, 2004-C12 A3, 5.23%, 08/15/41	1,670,394
6,926,237	Wells Fargo Mortgage Backed Securities Trust, 2004-EE 3A1, 3.99%, 05/25/34	6,887,547

Total COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $36,062,262)		37,678,380

CORPORATE BONDS (31.38%):
3,743,000	American Express Co., 5.50%, 09/12/06	3,876,790
3,183,350	Bank One Corp., 7.88%, 08/01/10	3,712,582
2,615,510	British Telecommunications plc, 8.88%, 12/15/30	3,502,223
1,375,000	CIT Group, Inc., 5.88%, 10/15/08	1,460,470
800,000	Citigroup, Inc., 6.63%, 06/15/32	896,007
3,161,841	Countrywide Home Loans, Inc. MTN, 4.25%, 12/19/07	3,197,181
2,796,186	DaimlerChrysler NA Holding Corp., 6.40%, 05/15/06	2,908,853
1,901,407	Deutsche Telekom International Finance, Multi-Coupon Bond, 8.50%, 06/15/10	2,265,285
2,563,000	Ford Motor Credit Co., 7.50%, 03/15/05	2,584,891

5,205,208	General Electric Capital Corp. MTN, 6.00%, 06/15/12	5,673,868
1,493,000	General Motors Acceptance Corp., 6.88%, 09/15/11	1,530,016
1,760,000	Greenwich Capital Commercial Funding Corp., 2004-GG1 A1, 5.32%, 06/10/36	1,828,974
2,060,922	Household Finance Corp., 8.00%, 07/15/10	2,425,575
2,300,000	International Lease Finance Corp., 4.50%, 05/01/08	2,329,376
1,776,654	JP Morgan Chase & Co., 5.75%, 01/02/13	1,882,667
3,277,000	Lehman Brothers Holdings, Inc., 8.25%, 06/15/07	3,635,373
1,430,000	Sprint Capital Corp., 8.38%, 03/15/12	1,741,943
1,030,000	Time Warner Cos., Inc., 7.25%, 10/15/17	1,199,242
1,316,359	Weyerhaeuser Co., 6.88%, 12/15/33	1,473,660

Total CORPORATE BONDS (Cost $45,167,900)		48,124,976

TAX-EXEMPT SECURITIES (2.74%):
2,000,000	Arizona State, Water Infrastructure Finance Authority, Revenue Bonds, Series A, 5.00%, 10/01/16	2,200,000
1,800,000	California State, Infrastructure & Economic Development Bank, Revenue Bonds, Bay Area Toll Bridges Project, Series A, 5.25%, 07/01/16	2,002,500

Total TAX-EXEMPT SECURITIES (Cost $4,216,685)		4,202,500

FOREIGN GOVERNMENT OBLIGATION (1.30%):
1,875,000	United Mexican States MTN, 6.38%, 01/16/13	1,996,875

Total FOREIGN GOVERNMENT OBLIGATION (Cost $1,908,884)		1,996,875

U.S. GOVERNMENT & AGENCY OBLIGATIONS (30.39%):
Federal Home Loan Bank (5.22%):
8,000,000	Discount Note, 2.25%, 01/07/05	8,000,000

Federal National Mortgage Association (6.62%):
121,196	Pool # 190319, 6.50%, 02/01/32	127,229
107,086	Pool # 252212, 6.50%, 01/01/29	112,540
90,502	Pool # 254406, 6.50%, 08/01/32	94,993
53,932	Pool # 502922, 6.50%, 07/01/29	56,652
11,842	Pool # 509676, 6.50%, 08/01/29	12,439
59,055	Pool # 535506, 6.50%, 08/01/30	62,034
42,782	Pool # 535911, 6.50%, 05/01/31	44,925
167,786	Pool # 535923, 6.50%, 05/01/31	176,137
73,487	Pool # 535933, 6.50%, 05/01/31	77,144
42,543	Pool # 545264, 6.50%, 09/01/31	44,661
18,901	Pool # 545697, 6.50%, 06/01/32	19,839
28,925	Pool # 545699, 6.50%, 06/01/32	30,360
199,037	Pool # 545759, 6.50%, 07/01/32	208,914
13,024	Pool # 547757, 6.50%, 11/01/30	13,676
17,955	Pool # 556702, 6.50%, 11/01/30	18,854
181,509	Pool # 559894, 6.50%, 04/01/31	190,544
36,876	Pool # 562567, 6.50%, 02/01/31	38,712
11,007	Pool # 581332, 6.50%, 05/01/31	11,555
27,676	Pool # 583053, 6.50%, 05/01/31	29,053
8,614	Pool # 591237, 6.50%, 08/01/31	9,043
68,444	Pool # 662505, 6.50%, 10/01/32	71,840

2,615,661	Pool # 702861, 5.00%, 04/01/18	2,660,028
3,354,620	Pool # 728826, ARM (a), 4.10%, 07/01/33	3,371,733
2,762,533	Pool # 746247, 4.50%, 10/01/33	2,674,921

		10,157,826

Freddie Mac (2.11%):
2,824,201	MTN, 6.25%, 07/15/32	3,239,878

Government National Mortgage Association (3.51%):
4,013,043	Pool # 3414, 5.00%, 07/20/33	4,015,442
3,993	Pool # 356873, 6.50%, 05/15/23	4,204
29,633	Pool # 479087, 8.00%, 01/15/30	32,152
317,839	Pool # 479088, 8.00%, 01/15/30	344,865
350,493	Pool # 80185, ARM (a), 3.38%, 04/20/28	355,729
212,919	Pool # 80205, ARM (a), 3.38%, 06/20/28	216,141
409,885	Pool # 80311, ARM (a), 3.50%, 08/20/29	417,391

		5,385,924

U.S. Treasury Inflation Protected Bonds (4.40%):
4,638,800	3.88%, 01/15/09	5,199,260
1,175,900	3.63%, 04/15/28	1,543,552

		6,742,812

U.S. Treasury Principal Only STRIPS (8.53%):
9,130,000	0.00%, 05/15/17	5,096,731
16,736,882	0.00%, 02/15/20	7,968,530

		13,065,261

Total U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $45,125,548)		46,591,701

SHORT-TERM INVESTMENTS (7.51%):
5,758,764	Dreyfus Government Cash Management Fund (c)	5,758,764
5,758,764	Fidelity U.S. Treasury II Fund (c)	5,758,764

Total SHORT-TERM INVESTMENTS (Cost $11,517,528)		11,517,528

Total Investments (Cost $146,787,137) (d) - 99.70%		152,883,137
Other assets in excess of liabilities - 0.30%		453,955

NET ASSETS - 100.00%		$153,337,092

(a)	Variable Rate Security – The rate disclosed is as of December 31, 2004.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, these securities amounted to $3,138,087 or 2.05% of net assets.

(c)	Registered Investment Company

(d)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
6,333,990	(237,990)	6,096,000

ARM – Adjustable Rate Mortgage

Discount Note – The rate reported is the discount rate at the time of purchase.

MTN – Medium Term Note

Multi-Coupon Bond – Coupon rate may increase or decrease in response to a change in the quality rating by an independent rating agency.

plc – public limited company

STRIPS – Separately Traded Registered Interest and Principal Securities

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Excelsior Funds Trust

By (Signature and Title)	/s/ MARY MARTINEZ
Mary Martinez, President

Date 2/22/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ MARY MARTINEZ
Mary Martinez, President

Date 2/22/05

By (Signature and Title)	/s/ AGNES MULLADY
Agnes Mullady, Treasurer

Date 2/22/05